Certain Relationships and Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Certain Relationships and Related Party Transactions [Abstract]
Certain Relationships and Related Party Transactions
16.	Certain Relationships and Related Party Transactions

BFC is the controlling shareholder of BankAtlantic Bancorp and Bluegreen. BFC also has a direct non-controlling interest in Benihana. Shares of BFC’s Class A and Class B Common Stock representing a majority of BFC’s total voting power are owned or controlled by the Company’s Chairman, President and Chief Executive Officer, Alan B. Levan, and by the Company’s Vice Chairman, John E. Abdo, both of whom are also directors of Bluegreen and Benihana, and executive officers and directors of BankAtlantic Bancorp and BankAtlantic. In addition, Jarett S. Levan, the son of Alan B. Levan, is a director and executive officer of the Company, BankAtlantic Bancorp and BankAtlantic.

The following table presents related party transactions relating to the shared service arrangements between BFC, BankAtlantic Bancorp and Bluegreen for the three and nine months ended September 30, 2011 and 2010. All amounts were eliminated in consolidation.

(In thousands)			BFC	BankAtlantic Bancorp	Bluegreen
For the Three Months Ended September 30, 2011
Shared service income (expense)	(a	)	$379	(305)	(74)
Facilities cost and information technology	(b	)	$(81)	67	14
For the Three Months Ended September 30, 2010
Shared service income (expense)	(a	)	$617	(524)	(93)
Facilities cost and information technology	(b	)	$(145)	129	16
For the Nine Months Ended September 30, 2011
Shared service income (expense)	(a	)	$1,242	(977)	(265)
Facilities cost and information technology	(b	)	$(308)	269	39
For the Nine Months Ended September 30, 2010
Shared service income (expense)	(a	)	$1,886	(1,566)	(320)
Facilities cost and information technology	(b	)	$(425)	382	43

(a)	Pursuant to the terms of shared service agreements, subsidiaries of BFC provide human resources, risk management, investor relations, executive office administration and other services to BankAtlantic Bancorp and Bluegreen. The costs of shared services are allocated based upon the usage of the respective services.
(b)	As part of the shared service arrangement, BFC pays BankAtlantic and Bluegreen for office facilities cost relating to BFC and its shared service operations. BFC also pays BankAtlantic for information technology related services pursuant to a separate agreement. For information technology related services, BFC paid BankAtlantic approximately $8,000 and $45,000 during the three months ended September 30, 2011 and 2010, respectively, and $60,000 and $135,000 during the nine months ended September 30, 2011 and 2010, respectively.

As of September 30, 2011 and December 31, 2010, the Company had cash and cash equivalents accounts at BankAtlantic with balances of approximately $0.4 million and $1.8 million, respectively. These accounts were on the same general terms as deposits made by unaffiliated third parties. The Company recognized nominal interest income in connection with these funds held at BankAtlantic during the three and nine month periods ended September 30, 2011 and 2010.

In June 2010, BankAtlantic Bancorp and BankAtlantic entered into a real estate advisory service agreement with BFC for assistance relating to the work-out of loans and the sale of real estate owned. Under the terms of the agreement, BFC receives a monthly fee of $12,500 from each of BankAtlantic and BankAtlantic Bancorp and, if BFC’s efforts result in net recoveries of any non-performing loan or the sale of real estate owned, BFC will receive a fee equal to 1% of the net value recovered. During the three months ended September 30, 2011 and 2010, BFC received an aggregate of $122,000 and $110,000, respectively, of real estate advisory service fees under this agreement. Real estate advisory service fees during the nine months ended September 30, 2011 and 2010 were approximately $422,000 and $335,000, respectively.

During the nine months ended September 30, 2011 and 2010, Bluegreen reimbursed the Company approximately $0.1 million and $1.2 million, respectively, for certain expenses incurred in assisting Bluegreen in its efforts to explore potential additional sources of liquidity. Additionally, during the nine months ended September 30, 2011 and 2010, Bluegreen paid Snapper Creek, a subsidiary of the Company, approximately $0.5 million and $1.1 million, respectively, in consideration for its provision of a variety of management advisory services. We also have an agreement with Bluegreen relating to the maintenance of different independent registered public accounting firms. During the nine months ended September 30, 2011, Bluegreen reimbursed us for $0.5 million of fees related to certain procedures performed by our independent registered public accounting firm at Bluegreen as part of its 2010 audit of our financial statements.

In 2009, Bluegreen entered into a land lease with Benihana, which constructed and operates a restaurant at one of Bluegreen’s resort properties. Under the terms of the lease Bluegreen receives payments from Benihana of approximately $0.1 million annually.

BankAtlantic Bancorp in prior periods issued options to acquire shares of BankAtlantic Bancorp’s Class A Common Stock to employees of BFC. Additionally, employees of BankAtlantic Bancorp have transferred to affiliate companies and BankAtlantic Bancorp has elected, in accordance with the terms of BankAtlantic Bancorp’s stock option plans, not to cancel the stock options held by those former employees. BankAtlantic Bancorp also issues options and restricted stock awards to BFC employees that perform services for BankAtlantic Bancorp. Expenses relating to all options and restricted stock awards granted by BankAtlantic Bancorp to BFC employees was approximately $10,000 and $42,000 for the three and nine months ended September 30, 2011, respectively, and $18,000 and $64,000 during the three and nine months ended September 30, 2010, respectively.

Outstanding options to purchase BankAtlantic Bancorp stock and non-vested restricted BankAtlantic Bancorp stock held by BFC employees consisted of the following as of September 30, 2011:

	BankAtlantic Bancorp Class A Common Stock	Weighted Average Price
Options outstanding	6,999	$311.03
Non-vested restricted stock	11,250	—

Certain of the Company’s affiliates, including its executive officers, have independently made investments with their own funds in both public and private entities that the Company sponsored in 2001 and in which it holds investments.

Florida Partners Corporation owns 1,270,294 shares of the Company’s Class A Common Stock and 133,314 shares of the Company’s Class B Common Stock. Alan B. Levan may be deemed to be the controlling shareholder of Florida Partners Corporation, and is also a member of its Board of Directors.

On November 11, 2011, BFC entered into a definitive merger agreement with Bluegreen, pursuant to which, upon consummation of the merger contemplated by the agreement and subject to the terms and conditions thereof, Bluegreen will become a wholly owned subsidiary of BFC. See Note 23 to these unaudited consolidated financial statements for additional information regarding the proposed transaction.

38.	Certain Relationships and Related Party Transactions

BFC is the controlling shareholder of BankAtlantic Bancorp and Bluegreen. Woodbridge Holdings Corporation became a wholly owned subsidiary of BFC upon consummation of the merger between Woodbridge and BFC on September 21, 2009. Prior to the merger, BFC held an approximately 59% voting interest in Woodbridge. BFC also has a direct non-controlling interest in Benihana. Shares of BFC’s Class A and Class B common stock representing a majority of BFC’s total voting power are owned or controlled by the Company’s Chairman, President and Chief Executive Officer, Alan B. Levan, and by the Company’s Vice Chairman, John E. Abdo, both of whom are also directors of Bluegreen and Benihana, and executive officers and directors of BankAtlantic Bancorp and BankAtlantic.

The following table presents related party transactions relating to the shared service arrangements between BFC, BankAtlantic Bancorp and Bluegreen for the years ended December 31, 2010, 2009 and 2008. Amounts related to BankAtlantic Bancorp and BankAtlantic for all periods, and Bluegreen after we acquired a controlling interest in Bluegreen during November 2009 were eliminated in consolidation (in thousands).

		For the Year Ended December 31, 2010
		BFC	BankAtlantic Bancorp	Bluegreen
Shared service income (expense)	(a)	$2,565	(2,105)	(460)
Facilities cost and information technology	(b)	$(544)	484	60

		For the Year Ended December 31, 2009
		BFC	BankAtlantic Bancorp	Bluegreen
Shared service income (expense)	(a)	$2,342	(1,805)	(537)
Facilities cost and information technology	(b)	$(553)	479	54

		For the Year Ended December 31, 2008
		BFC	BankAtlantic Bancorp	Bluegreen
Shared service income (expense)	(a)	$2,022	(1,593)	(429)
Facilities cost and information technology	(b)	$(440)	361	79

(a)	Pursuant to the terms of shared service agreements between BFC and BankAtlantic Bancorp, subsidiaries of BFC provide human resources, risk management, investor relations, executive office administration and other services to BankAtlantic Bancorp. Additionally, BFC provides certain risk management and administrative services to Bluegreen. The costs of shared services are allocated based upon the usage of the respective services.
(b)	As part of the shared service arrangement, BFC pays BankAtlantic and Bluegreen for the cost of office facilities utilized by BFC and its shared service operations. BFC also pays BankAtlantic for information technology related services pursuant to a separate agreement. BankAtlantic received approximately $154,000, $160,000 and $90,000 under the agreement during the years ended December 31, 2010, 2009 and 2008, respectively.

As of December 31, 2010 and 2009, the Company had cash and cash equivalents accounts at BankAtlantic with balances of approximately $1.8 million and $20.9 million, respectively. These accounts were on the same general terms as deposits made by unaffiliated third parties. Additionally, during 2009, the Company invested funds through the Certificate of Deposit Account Registry Service (“CDARS”) program at BankAtlantic, which facilitates the placement of funds into certificates of deposits issued by other financial institutions in increments of less than the standard FDIC insurance maximum to insure that both principal and interest are eligible for full FDIC insurance coverage. At December 31, 2009, the Company had $7.7 million invested through the CDARS program at BankAtlantic. The Company did not have any funds invested through the CDARS program at BankAtlantic at December 31, 2010. The aggregate interest income recognized by the Company in connection with these funds held at BankAtlantic was approximately $1,000, $39,000 and $80,000 for the year ended December 31, 2010, 2009 and 2008, respectively.

In June 2010, BankAtlantic Bancorp and BankAtlantic entered into a real estate advisory service agreement with BFC for assistance relating to the work-out of loans and the sale of real estate owned. Under the terms of the agreement, BFC receives a monthly fee of $12,500 from each of BankAtlantic and BankAtlantic Bancorp and, if BFC’s efforts result in net recoveries of any non-performing loan or the sale of real estate owned, BFC will receive a fee equal to 1% of the net value recovered. During the year ended December 31, 2010, BFC was paid an aggregate of approximately $787,000 of real estate advisory service fees under this agreement.

On June 28, 2010, BFC loaned approximately $8.0 million to BankAtlantic Bancorp, and BankAtlantic Bancorp executed a promissory note in favor of BFC with a maturity date of July 30, 2010. The note provided for payment either in cash or shares of BankAtlantic Bancorp’s Class A Common Stock, depending on the results of BankAtlantic Bancorp’s rights offering and the number of shares allocable to BFC pursuant to its exercise of subscription rights in the rights offering. During July 2010, BankAtlantic Bancorp satisfied the promissory note in full through the issuance of shares of BankAtlantic Bancorp’s Class A Common Stock to BFC, which were in addition to the shares previously issued to BFC as a result of its exercise of subscription rights in the rights offering.

The Company leases office space to Pizza Fusion for approximately $68,000 annually pursuant to a month-to-month lease which commenced in September 2008. During the years ended December 31, 2010, 2009 and 2008, Pizza Fusion paid approximately $48,000, $68,000 and $20,000, respectively, under the lease agreement.

During the years ended December 31, 2010 and 2009, Bluegreen reimbursed the Company and Woodbridge approximately $1.4 million and $2.4 million, respectively, for certain expenses incurred in assisting Bluegreen in its efforts to explore potential additional sources of liquidity. Additionally, during the years ended December 31, 2010 and 2009, Bluegreen paid Snapper Creek, a subsidiary of BFC, approximately $1.3 million and $500,000, respectively, for a variety of management advisory services.

Beginning in 2009, Bluegreen entered into a land lease with Benihana, who constructed and operates one of its restaurants on Bluegreen’s land parcel. During each of 2010 and 2009 Bluegreen received lease payments from Benihana of approximately $0.1 million.

During December 2009, Snapper Creek was engaged by Benihana to provide certain management, financial advisory and other consulting services. For the year ended December 31, 2010, the consulting fees payable to Snapper Creek under this arrangement were approximately $650,000. The engagement ceased during November 2010. During 2010, Benihana engaged Risk Management Services (“RMS”), a wholly-owned subsidiary of BFC, to provide insurance and risk management services. For the year ended December 31, 2010, RMS received approximately $45,000 under this arrangement. The engagement ceased during January 2011.

In prior periods, BankAtlantic Bancorp issued options to purchase shares of BankAtlantic Bancorp’s Class A common stock to employees of BFC. Additionally, certain employees of BankAtlantic Bancorp have transferred to affiliate companies and BankAtlantic Bancorp has elected, in accordance with the terms of BankAtlantic Bancorp’s stock option plans, not to cancel the stock options held by those former employees. There were no options exercised by former BankAtlantic Bancorp employees during the years ended December 31, 2010, 2009 or 2008. BankAtlantic Bancorp from time to time also issues options and restricted stock awards to BFC employees that perform services for BankAtlantic Bancorp. During the year ended December 31, 2010, BankAtlantic Bancorp granted 15,000 restricted Class A common stock awards to BFC employees that perform services to BankAtlantic Bancorp. These stock awards vest pro-rata over a four year period. BankAtlantic Bancorp recorded $77,000, $50,000 and $26,000 of expenses relating to the awards described in this paragraph for the years ended December 31, 2010, 2009 and 2008, respectively.

Options and non-vested restricted stock outstanding to employees of BFC consisted of the following as of December 31, 2010:

	BankAtlantic Bancorp Class A	Weighted
	Common	Average
	Stock	Price
	As Adjusted	As Adjusted
	(Note 1)	(Note 1)
Options outstanding	9,551	$276.31
Non-vested restricted stock	15,000	—

BankAtlantic Bancorp and its subsidiaries utilized certain services of Ruden, McClosky, Smith, Schuster & Russell, P.A. (“Ruden, McClosky”). Prior to his retirement in 2006, Bruno DiGiulian, a director of BankAtlantic Bancorp, was of counsel to Ruden, McClosky. Fees aggregating $181,000, $55,000, and $75,000 were paid by BankAtlantic Bancorp to Ruden, McClosky during the years ended December 31, 2010, 2009 and 2008, respectively. During the years ended December 31, 2010, 2009 and 2008, BFC paid Ruden, McClosky fees aggregating $203,000, $484,000 and $905,000, respectively.

Certain of the Company’s affiliates, including its executive officers, have independently made investments with their own funds in both public and private entities that the Company sponsored in 2001 and in which it holds investments.

Florida Partners Corporation owns 133,314 shares of BFC’s Class B Common Stock and 1,270,294 shares of BFC’s Class A Common Stock. Alan B. Levan may be deemed to be the controlling shareholder of Florida Partners Corporation, and is also a member of its Board of Directors.